JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 84.5%
Aerospace & Defense — 0.7%
General Dynamics Corp.	74,730	18,023,381
Northrop Grumman Corp.	77,181	34,516,887

		52,540,268

Air Freight & Logistics — 1.3%
United Parcel Service, Inc., Class B	498,628	106,935,761

Banks — 1.1%
US Bancorp	1,249,589	66,415,655
Wells Fargo & Co.	500,545	24,256,411

		90,672,066

Beverages — 3.2%
Coca-Cola Co. (The)	1,803,154	111,795,548
Constellation Brands, Inc., Class A	172,828	39,805,745
PepsiCo, Inc.	617,689	103,388,785

		254,990,078

Biotechnology — 3.2%
AbbVie, Inc.	829,221	134,425,016
Regeneron Pharmaceuticals, Inc.*	75,510	52,737,694
Vertex Pharmaceuticals, Inc.*	255,083	66,569,011

		253,731,721

Building Products — 1.1%
Trane Technologies plc	561,678	85,768,231

Capital Markets — 1.9%
Intercontinental Exchange, Inc.	490,463	64,799,971
S&P Global, Inc.	212,837	87,301,481

		152,101,452

Chemicals — 3.2%
Air Products and Chemicals, Inc.	217,479	54,350,177
Corteva, Inc.	557,149	32,024,925
Ecolab, Inc.	134,086	23,674,224
Linde plc (United Kingdom)	334,916	106,982,218
PPG Industries, Inc.	272,505	35,717,230

		252,748,774

Consumer Finance — 0.3%
American Express Co.	148,003	27,676,561

Containers & Packaging — 0.6%
Avery Dennison Corp.	260,364	45,295,525

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B*	259,725	91,659,550

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	1,823,612	92,894,795

Electric Utilities — 4.4%
Alliant Energy Corp.	1,144,932	71,535,351
Evergy, Inc.	707,462	48,347,953
Exelon Corp.	1,935,830	92,203,583
FirstEnergy Corp.	1,001,250	45,917,325
NextEra Energy, Inc.	1,034,980	87,673,156

		345,677,368

Electrical Equipment — 1.1%
Eaton Corp. plc	562,032	85,293,976

Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc.*	244,978	38,699,175

Entertainment — 0.2%
Netflix, Inc.*	52,648	19,721,414

Equity Real Estate Investment Trusts (REITs) — 3.0%
Camden Property Trust	80,817	13,431,785
Equinix, Inc.	31,096	23,061,415
Mid-America Apartment Communities, Inc.	91,353	19,133,886
Prologis, Inc.	445,173	71,886,536
Public Storage	142,403	55,577,043
SBA Communications Corp.	33,338	11,471,606
Sun Communities, Inc.	227,241	39,833,075

		234,395,346

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	102,260	58,886,421
Walmart, Inc.	693,294	103,245,342

		162,131,763

Food Products — 2.9%
Archer-Daniels-Midland Co.	155,867	14,068,556
Hershey Co. (The)	524,392	113,599,039
Mondelez International, Inc., Class A	1,589,172	99,768,218

		227,435,813

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	742,990	87,940,296
Boston Scientific Corp.*	495,424	21,942,329

		109,882,625

Health Care Providers & Services — 2.1%
Anthem, Inc.	82,229	40,392,530
Centene Corp.*	150,107	12,637,508
UnitedHealth Group, Inc.	227,561	116,049,283

		169,079,321

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	240,980	59,589,534

Household Products — 2.3%
Kimberly-Clark Corp.	612,408	75,424,170
Procter & Gamble Co. (The)	673,054	102,842,651

		178,266,821

Insurance — 4.4%
Arthur J Gallagher & Co.	622,171	108,631,057
Chubb Ltd.	103,989	22,243,247
Hartford Financial Services Group, Inc. (The)	466,642	33,509,562
Progressive Corp. (The)	1,086,364	123,834,632
Travelers Cos., Inc. (The)	347,772	63,548,378

		351,766,876

Interactive Media & Services — 1.4%
Alphabet, Inc., Class A*	40,968	113,946,347

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	28,782	93,827,881

IT Services — 6.4%
Accenture plc, Class A	302,432	101,989,143
Automatic Data Processing, Inc.	322,455	73,371,411
International Business Machines Corp.	154,572	20,097,451
Jack Henry & Associates, Inc.	555,118	109,386,002
Mastercard, Inc., Class A	308,512	110,256,019
Visa, Inc., Class A	427,094	94,716,636

		509,816,662

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	182,590	107,846,784

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Machinery — 3.4%
Deere & Co.	246,740	102,510,601
Dover Corp.	625,367	98,120,082
Otis Worldwide Corp.	614,645	47,296,933
Stanley Black & Decker, Inc.	135,732	18,973,976

		266,901,592

Media — 1.8%
Charter Communications, Inc., Class A*	74,251	40,505,405
Comcast Corp., Class A	2,168,795	101,542,982

		142,048,387

Multiline Retail — 0.4%
Target Corp.	134,424	28,527,461

Multi-Utilities — 3.2%
Ameren Corp.	780,275	73,158,584
Consolidated Edison, Inc.	401,147	37,980,598
DTE Energy Co.	566,020	74,833,504
WEC Energy Group, Inc.	695,942	69,461,971

		255,434,657

Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	333,478	54,300,223
Exxon Mobil Corp.	879,419	72,631,215
TC Energy Corp. (Canada)	1,133,437	63,948,516

		190,879,954

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	1,694,494	123,748,897
Eli Lilly & Co.	395,957	113,390,206
Johnson & Johnson	468,221	82,982,808
Merck & Co., Inc.	464,379	38,102,297

		358,224,208

Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	456,184	40,071,202
Leidos Holdings, Inc.	180,992	19,550,756

		59,621,958

Road & Rail — 4.0%
Norfolk Southern Corp.	380,365	108,487,705
Old Dominion Freight Line, Inc.	367,080	109,639,455
Union Pacific Corp.	363,743	99,378,225

		317,505,385

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	220,496	36,421,529
Texas Instruments, Inc.	583,440	107,049,571

		143,471,100

Software — 2.5%
Intuit, Inc.	159,044	76,474,717
Microsoft Corp.	388,069	119,645,553

		196,120,270

Specialty Retail — 2.8%
AutoZone, Inc.*	9,603	19,634,102
Lowe’s Cos., Inc.	453,498	91,692,761
O’Reilly Automotive, Inc.*	159,070	108,956,587

		220,283,450

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	81,297	14,195,269

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	450,480	60,616,589

Tobacco — 0.9%
Altria Group, Inc.	660,734	34,523,352
Philip Morris International, Inc.	392,365	36,858,768

		71,382,120

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.*	315,675	40,516,886

TOTAL COMMON STOCKS (Cost $6,337,060,098)		6,680,121,774

	Principal Amount ($)
EQUITY-LINKED NOTES — 14.8%
Barclays Bank plc, ELN, 57.05%, 5/2/2022, (linked to S&P 500 Index) (United Kingdom)(a)	27,732	122,142,035
BNP Paribas, ELN, 73.20%, 4/11/2022, (linked to S&P 500 Index) (France)(b)	29,180	128,889,450
BNP Paribas, ELN, 74.95%, 4/22/2022, (linked to S&P 500 Index) (France)(b)	25,338	98,354,955
Citigroup Global Markets Holdings, Inc., ELN, 65.10%, 4/25/2022, (linked to S&P 500 Index)(b)	24,783	104,750,677
Credit Suisse AG, ELN, 45.35%, 5/6/2022, (linked to S&P 500 Index) (Switzerland)(b)	29,148	135,370,050
Credit Suisse AG, ELN, 77.50%, 4/19/2022, (linked to S&P 500 Index) (Switzerland)(b)	25,246	101,457,026
GS Finance Corp., ELN, 55.12%, 4/29/2022, (linked to S&P 500 Index)(b)	27,287	123,346,098
GS Finance Corp., ELN, 80.30%, 4/18/2022, (linked to S&P 500 Index)(b)	27,813	99,112,714
Royal Bank of Canada, ELN, 50.05%, 5/9/2022, (linked to S&P 500 Index) (Canada)(b)	30,419	140,771,893
Royal Bank of Canada, ELN, 84.10%, 4/8/2022, (linked to S&P 500 Index) (Canada)(b)	27,867	116,267,153

TOTAL EQUITY-LINKED NOTES (Cost $1,208,646,833)		1,170,462,051

	Shares
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(c)(d)(Cost $108,002,444)	108,002,444	108,002,444

Total Investments — 100.7% (Cost $7,653,709,375)		7,958,586,269
Liabilities in Excess of Other Assets — (0.7)%		(53,124,571)

Net Assets — 100.0%		7,905,461,698

Percentages indicated are based on net assets.

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ELN	Equity-Linked Note

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	757	06/2022	USD	171,517,275	(2,114,737)

Abbreviations

USD	United States Dollar

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$6,680,121,774	$—	$—	$6,680,121,774
Equity-Linked Notes	—	1,170,462,051	—	1,170,462,051
Short-Term Investments
Investment Companies	108,002,444	—	—	108,002,444

Total Investments in Securities	$6,788,124,218	$1,170,462,051	$—	$7,958,586,269

Depreciation in Other Financial Instruments
Futures Contracts	$(2,114,737)	$—	$—	$(2,114,737)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%(a)(b)	$—	$25,229,884	$25,229,884	$—	$—	$—		$211	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(b)	—	15,000,000	15,000,000	—	—	—		38	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(b)	26,638,228	2,180,901,610	2,099,537,394	—	—	108,002,444		17,025	—

Total	$26,638,228	$2,221,131,494	$2,139,767,278	$—	$—	$108,002,444		$17,274	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.